CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Preferred Stock Series A Convertible [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Jan. 31, 2012		$ 35,223,027	$ 5,994,447	$ (31,241,510)	$ 19,844	$ 9,995,808
Beginning Balance (Shares) at Jan. 31, 2012		71,437,317
Exercise of stock options		81,600				81,600
Exercise of stock options (Shares)		240,000
Stock-based compensation			883,210			883,210
Net loss for the year				(7,927,950)		(7,927,950)
Foreign currency translation loss					(44,182)	(44,182)
Ending Balance at Jan. 31, 2013	0	35,304,627	6,877,657	(39,169,460)	(24,338)	2,988,486
Ending Balance (Shares) at Jan. 31, 2013	0	71,677,317
Common stock issued for cash		2,014,889	418,258			2,433,147
Common stock issued for cash (Shares)		8,874,824
Issuance of convertible debenture			2,300,000			2,300,000
Partial conversion of convertible debenture		1,686,274	(1,686,274)
Partial conversion of convertible debenture (Shares)		7,440,834
Stock-based compensation			948			948
Net loss for the year				(3,963,490)		(3,963,490)
Foreign currency translation loss					(18,689)	(18,689)
Ending Balance at Jan. 31, 2014	0	39,005,790	7,910,589	(43,132,950)	(43,027)	3,740,402
Ending Balance (Shares) at Jan. 31, 2014	0	87,992,975
Partial conversion of convertible debenture		230,893	(230,893)
Partial conversion of convertible debenture (Shares)		948,342
Net loss for the year				(1,655,224)		(1,655,224)
Foreign currency translation loss					(20,282)	(20,282)
Ending Balance at Jan. 31, 2015	$ 0	$ 39,236,683	$ 7,679,696	$ (44,788,174)	$ (63,309)	$ 2,064,896
Ending Balance (Shares) at Jan. 31, 2015	0	88,941,317